DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Institutional Money Market Fund for the six-month period ended June 30, 1998 as shown in the following table:

                                                                          ANNUALIZED                     ANNUALIZED

                                                                            YIELD                     EFFECTIVE YIELD*

                                                                          _________                     _____________
        Money Market Series                                                 5.10%                           5.22%

        Government Securities Series                                        4.90%                           5.01%

THE ECONOMY AND MARKET ENVIRONMENT

  A major influence on the money market in the past few months has been increased evidence of a slowdown in general economic activity. Overall, the economy appears to be healthy, the job market has been strong, consumers seem to be in a constructive frame of mind and inflation has remained at bay. However, the fast pace of expansion that prevailed earlier in the year has clearly cooled.

The problems in Japan and Southeast Asia are finally having some repercussions in this country. Demand for our exports from that part of the world has declined sharply. Furthermore, the flight to the dollar which has resulted from the Asian problems has made the U.S. dollar very expensive for those trading partners.

  Lately, the virtual shutdown of U.S. production at General Motors plants, due to the UAW strike in Flint, Michigan, has been another factor reducing the pace of the economy.

  Although growth in corporate profits has slowed in many sectors during the past year, consensus estimates of future profit growth continue to be cut. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  In view of this cooling trend, it has come as no surprise that the Federal Reserve Board, though still watchful for signs of wage inflation, has not taken any recent action to raise interest rates.

  Thus, the money market is feeling the effects of economic cross-currents. Factors tending to restrain interest rates include the demand for U.S. instruments from foreign investors seeking a "safe haven" as well as the prospect of the U.S. Government running a budget surplus, thus reducing the need for Treasury borrowing. Yet, we believe that the continuing economic expansion, albeit at a slower rate, helped to keep money market rates from going lower than they did during the reporting period.

PORTFOLIO FOCUS

In this market environment, we have maintained an average maturity in both the Money Market Series and Government Securities Series approximating that of our peer group. This is a moderately defensive strategy which we feel is wise at this juncture. Of course, we will look to vary our approach should new factors in the market make this desirable.

               Sincerely,


               [Patricia A. Larkin signature logo]


               Patricia A. Larkin

               Senior Portfolio Manager

July 15, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal

Negotiable Bank Certificates of Deposit--3.7%                                                       Amount           Value
-------------------------------------------------------
                                                                                                _____________      ____________

Nationsbank N.A.

 5.59%, 9/11/98
  (cost $20,000,000)                                                                            $  20,000,000     $  20,000,000

                                                                                                                  =============


Commercial Paper--49.8%
-------------------------------------------------------

ABN-AMRO North America Finance Inc.

  5.83%, 7/13/98                                                                                $  23,300,000     $  23,256,584

Associates Corp. of North America

  6.25%, 7/1/98                                                                                    20,000,000        20,000,000

BHF Finance (DE)Inc.

  5.61%, 7/20/98                                                                                   20,000,000        19,941,628

Donaldson, Lufkin& Jenrette Inc.

  5.68%, 7/6/98                                                                                    10,000,000         9,992,222

FINOVA Capital Corp.

  5.63%-5.66%, 10/16/98-10/20/98                                                                   25,000,000        24,583,392

Fleet Funding Corp.

  5.56%-5.58%, 7/24/98-7/27/98                                                                     20,040,000        19,962,361

General Electric Capital Services, Inc.

  5.59%, 9/4/98                                                                                    20,000,000        19,803,917

General Motors Acceptance Corp.

  5.54%, 9/2/98                                                                                    20,000,000        19,811,700

Goldman Sachs Group L.P.

  5.60%, 9/18/98                                                                                   20,000,000        19,758,611

Hertz Corporation

  5.57%, 7/16/98-8/7/98                                                                            20,000,000        19,920,823

Merrill Lynch & Co., Inc.

  5.52%, 7/28/98                                                                                    5,000,000         4,979,900

Paine Webber Group Inc.

  5.66%, 8/17/98                                                                                   20,000,000        19,856,389

Prudential Funding Corp.

  6.42%, 7/1/98                                                                                    20,000,000        20,000,000

Svenska Handelsbanken Inc.

  5.57%, 7/14/98-9/3/98                                                                            26,375,000        26,205,700

                                                                                                                  _____________

TOTAL COMMERCIAL PAPER

  (cost $268,073,227)                                                                                              $268,073,227

                                                                                                                  =============

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal

Corporate Notes--20.2%                                                                             Amount             Value
-------------------------------------------------------

                                                                                                _____________      ____________

Bankers Trust N.Y. Corp.
  5.68%-5.70%, 9/4/98-1/8/99(a)                                                                 $  23,000,000     $  22,997,670

CTN Trust Series 1

  5.66%, 9/2/98(a,b,c)                                                                             20,000,000        20,011,234

Ford Motor Credit Corp.

  5.52%, 12/30/98(a)                                                                                4,250,000         4,305,915

Heller Financial Inc.

  5.80%, 4/13/99(a)                                                                                17,000,000        17,000,000

Lehman Brothers Holdings Inc.

  5.43%-5.71%, 8/1/98-3/22/99(a)                                                                   24,400,000        24,408,695

Morgan (J.P.) & Co.

  5.61%, 2/24/99(a)                                                                                20,000,000        19,994,535

                                                                                                                  _____________

TOTAL CORPORATE NOTES

  (cost $108,718,049)                                                                                              $108,718,049

                                                                                                                  =============


Short-Term Bank Notes--9.1%
-------------------------------------------------------

BankBoston, N.A.

  5.71%, 12/10/98(a)                                                                            $  17,000,000     $  17,000,000

Huntington National Bank

  5.44%, 12/8/98(a)                                                                                12,000,000        11,995,107

Key Bank N.A.

  5.62%, 2/24/99(a)                                                                                20,000,000        19,991,132

                                                                                                                  _____________

TOTAL SHORT-TERM BANK NOTES

  (cost $48,986,239)                                                                                              $  48,986,239

                                                                                                                  =============


Time Deposits--7.7%
-------------------------------------------------------

Chase Manhattan Bank N.A. (London)

  5.50%, 7/1/98                                                                                 $  20,000,000     $  20,000,000

Republic National Bank of New York (London)

  5.72%, 7/1/98                                                                                    21,527,000        21,527,000

                                                                                                                  _____________

TOTAL TIME DEPOSITS

  (cost $41,527,000)                                                                                              $  41,527,000

                                                                                                                  =============

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                 Principal

Repurchase Agreements--9.3%                                                                       Amount              Value
-------------------------------------------------------

                                                                                                _____________      ____________

Barclays de Zoete Wedd Securities Inc.

 5.35%, dated 6/30/98, due 7/1/98 in the amount of

 $50,007,431 (fully collateralized by $50,335,000

 U.S. Treasury Notes 5.625%-5.875%, due 10/31/98

 11/30/98, value$50,724,687)
  (cost $50,000,000)                                                                            $  50,000,000     $  50,000,000

                                                                                                                  =============


TOTAL INVESTMENTS

  (cost $537,304,515)                                                                99.8%                         $537,304,515

                                                                                   =======                        =============


CASH AND RECEIVABLES (NET)                                                             .2%                       $    1,309,312

                                                                                   =======                        =============

NET ASSETS                                                                          100.0%                         $538,613,827

                                                                                   =======                        =============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

(b) This note was acquired for investment, not with intent to distribute or sell.

(c) Security restricted as to public resale. This security was aquired on 12/11/97 at a cost of 100.2327. At June 30, 1998 the value of this security was 20,011,234, representing approximately 3.7% of net assets and is valued at amortized cost.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

                                                                               Annualized

                                                                                Yield on

                                                                                Date of           Principal

U.S. Treasury Bills--17.5%                                                      Purchase           Amount             Value
---------------------------------------------------------------------------

                                                                               ___________       ____________      ____________

   8/20/98
   (cost $14,898,403)                                                          4.91%              $15,000,000       $14,898,403

                                                                                                                   ============


U.S. Treasury Notes--40.2%
----------------------------------------------

   6%, 9/30/98                                                                 5.42%              $17,000,000       $17,014,586

   5.125%, 11/30/98                                                             5.63                8,100,000         8,081,748

   5%, 2/15/99                                                                  5.89                4,000,000         3,986,877

   6.375%, 7/15/99                                                              5.25                5,000,000         5,041,577

                                                                                                                   ____________

TOTAL U.S. TREASURY NOTES

   (cost $34,124,788)                                                                                               $34,124,788

                                                                                                                   ============

Repurchase Agreements--41.7%
----------------------------------------------

Bear, Stearns & Co.

  dated 6/30/98, due 7/1/98 in the amount of

  $8,001,300 (fuly collateralized by

  $8,535,000 U.S. Treasury Bills, due

   6/24/99, value $8,102,982)                                                  5.85%             $  8,000,000      $  8,000,000

CIBC Oppenheimer Corp.

  dated 6/30/98, due 7/1/98 in the amount of

  $8,001,125 (fully collateralized by

  $8,010,000 U.S. Treasury Notes 5.875%, due

   10/31/98, value $8,098,017)                                                  5.63                8,000,000         8,000,000

J.P. Morgan Securities, Inc.

  dated 6/30/98, due 7/1/98 in the amount of

  $8,001,278 (fully collaterlized by

  $8,130,000 U.S. Treasury Notes 5.625%, due

   11/30/98, value $8,172,566)                                                  5.75                8,000,000         8,000,000

Morgan Stanley & Co. Inc.

  dated 6/30/98, due 7/1/98 in the amount of

  $7,001,112 (fully collaterlized by

  $7,005,000 U.S. Treasury Notes 6.375%, due

   5/15/99, value $7,108,980                                                    5.72                7,000,000         7,000,000

DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                               Annualized

                                                                                Yield on

                                                                                Date of           Principal

Repurchase Agreements (continued)                                               Purchase           Amount             Value
---------------------------------------------------------------------------

                                                                               ___________       ____________      ____________

SBC Warburg Dillon Reed Inc.

  dated 6/30/98, due 7/1/98 in the amount of

  $4,485,660 (fully collaterlized by

  $4,508,000 U.S.Treasury Notes 6.75%, due

   5/31/99, value $ 4,582,248                                                  5.30%             $  4,485,000      $  4,485,000

                                                                                                                   ____________

TOTAL REPURCHASE AGREEMENTS

   (cost $35,485,000)                                                                                               $35,485,000

                                                                                                                   ============

TOTAL INVESTMENTS

   (cost $84,508,191)                                              99.4%                                            $84,508,191

                                                                  ======                                           ============


CASH AND RECEIVABLES (NET)                                           .6%                                          $     534,266

                                                                  ======                                           ============
NET ASSETS                                                        100.0%                                            $85,042,457

                                                                  ======                                           ============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                    Money          Government

                                                                                                   Market          Securities

                                                                                                   Series            Series

                                                                                                _____________      ____________

ASSETS:                          Investments in securities--see Statement of Investments
                                   (including repurchase agreements of $50,000,000
                                   and $35,485,000 for the Money Market Series
                                   and the Government Securities Series,
                                   respectively)--Note 2(b)                                      $537,304,515     $  84,508,191

                                 Cash                                                               3,120,046            50,045

                                 Interest receivable                                                1,477,485           529,056

                                 Prepaid expenses                                                      11,237            21,371

                                                                                                _____________     _____________

                                                                                                  541,913,283        85,108,663

                                                                                                _____________     _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                        219,760            35,707

                                 Payable for shares of Beneficial Interest redeemed                 3,003,557          --

                                 Accrued expenses                                                      76,139            30,499

                                                                                                _____________     _____________

                                                                                                    3,299,456            66,206

                                                                                                _____________     _____________

NET ASSETS                                                                                       $538,613,827     $  85,042,457

                                                                                                =============     =============

REPRESENTED BY:                  Paid-in capital                                                 $538,633,517     $  85,035,675

                                 Accumulated net realized gain (loss) on investments                 (19,690)             6,782

                                                                                                _____________     _____________

NET ASSETS                                                                                       $538,613,827     $  85,042,457

                                                                                                =============     =============

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED)                    538,633,517        85,035,675

NET ASSET VALUE, offering and redemption price per share                                                $1.00             $1.00

                                                                                                      =======            ======

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                                                    Money          Government

                                                                                                   Market          Securities

                                                                                                   Series            Series

                                                                                                _____________      ____________

INVESTMENT INCOME
INCOME                           Interest Income                                                  $14,579,903      $  2,710,079

                                                                                                _____________     _____________

EXPENSES--Note 2(c):             Management fee--Note 3(a)                                       $  1,284,314     $     242,731

                                 Shareholder servicing costs--Note 3(b)                                57,721            26,733

                                 Custodian fees                                                        32,323            12,918

                                 Trustees' fees and expenses--Note 3(c)                                28,891             5,638

                                 Registration fees                                                     19,786            20,738

                                 Professional fees                                                     15,883            19,472

                                 Prospectus and shareholders' reports                                   1,944             4,686

                                 Miscellaneous                                                         24,719             1,361

                                                                                                _____________     _____________

                                              Total Expenses                                        1,465,581           334,277

                                                                                                _____________     _____________

INVESTMENT INCOME--NET                                                                             13,114,322         2,375,802

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 2(b)                                                    (13,109)            6,753

                                                                                                _____________     _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $13,101,213      $  2,382,555

                                                                                                =============     =============

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                              Money Market Series             Government Securities Series

                                                       _________________________________    _________________________________

                                                       Six Months Ended      Year Ended     Six Months Ended     Year Ended

                                                         June 30, 1998      December 31,      June 30, 1998     December 31,

                                                          (Unaudited)           1997           (Unaudited)          1997

                                                       ________________   _______________  ________________   _______________

OPERATIONS:
  Investment income--net                                $    13,114,322     $  26,296,105     $   2,375,802      $  7,308,145

  Net realized gain (loss) on investments                       (13,109)            5,095             6,753            60,691

                                                       ________________   _______________  ________________   _______________

    Net Increase (Decrease) in Net Assets
       Resulting from Operations                             13,101,213        26,301,200         2,382,555         7,368,836

                                                       ________________   _______________  ________________   _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net                                    (13,114,322)      (26,296,105)       (2,375,802)       (7,308,145)

                                                       ________________   _______________  ________________   _______________

BENEFICIAL INTEREST TRANSACTIONS:

 ($1.00 per share):

  Net proceeds from shares sold                           1,877,171,992     4,633,185,786       336,795,674       954,131,576

  Dividends reinvested                                        1,515,317         3,514,763           838,895         1,378,967

  Cost of shares redeemed                                (1,871,496,629)   (4,588,425,068)     (360,293,273)     (950,602,391)

                                                       ________________   _______________  ________________   _______________

    Increase (Decrease) in Net Assets from
       Beneficial Interest Transactions                       7,190,680        48,275,481       (22,658,704)        4,908,152

                                                       ________________   _______________  ________________   _______________

       Total Increase (Decrease) in
         Net Assets                                           7,177,571        48,280,576       (22,651,951)        4,968,843

NET ASSETS:

  Beginning of Period                                       531,436,256       483,155,680       107,694,408       102,725,565

                                                       ________________   _______________  ________________   _______________

  End of Period                                         $   538,613,827   $   531,436,256  $     85,042,457   $   107,694,408

                                                       ================  ================  ================  ================


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                       Six Months Ended

                                                         June 30, 1998                  Year Ended December 31,

                                                                         ______________________________________________________

PER SHARE DATA:                                           (Unaudited)     1997        1996       1995        1994       1993

                                                          __________     ______     ______      ______      ______     ______
   Net asset value, beginning of period                     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00    $  1.00

                                                            ______       ______     ______      ______      ______     ______

   Investment Operations:

   Investment income--net                                     .025         .051       .049        .054        .036       .027

                                                            ______       ______     ______      ______      ______     ______

   Distributions:

   Dividends from investment income--net                     (.025)       (.051)     (.049)      (.054)      (.036)     (.027)

                                                            ______       ______     ______      ______      ______     ______

   Net asset value, end of period                          $  1.00      $  1.00    $  1.00     $  1.00     $  1.00    $  1.00

                                                            ======       ======     ======      ======      ======     ======


TOTAL INVESTMENT RETURN                                       5.16%*       5.17%      5.03%       5.57%       3.65%      2.76%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                     .57%*        .57%       .58%        .62%       .63%        .63%

   Ratio of net investment income
       to average net assets                                  5.11%*        5.06%     4.91%       5.43%      3.59%       2.72%

   Net Assets, end of period (000's Omitted)              $538,614      $531,436  $483,156    $402,032   $362,825    $354,177
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                      Six Months Ended

                                                        June 30, 1998            Year Ended December 31,

                                                                         ______________________________________________________

PER SHARE DATA:                                           (Unaudited)     1997        1996       1995        1994       1993

                                                          __________     ______     ______      ______      ______     ______
   Net asset value, beginning of period                    $  1.00      $  1.00    $  1.00     $  1.00     $  1.00    $  1.00

                                                            ______       ______     ______      ______      ______     ______

   Investment Operations:

   Investment income--net                                     .024         .048       .047        .052        .034       .026

                                                            ______       ______     ______      ______      ______     ______

   Distributions:

   Dividends from investment income--net                     (.024)       (.048)     (.047)      (.052)      (.034)     (.026)

                                                            ______       ______     ______      ______      ______     ______

   Net asset value, end of period                          $  1.00      $  1.00    $  1.00     $  1.00     $  1.00    $  1.00

                                                            ======       ======     ======      ======      ======     ======
TOTAL INVESTMENT RETURN                                       4.94%*       4.95%      4.84%       5.36%       3.49%      2.63%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets                     .69%*        .61%       .63%        .65%        .69%       .65%

   Ratio of net investment income
       to average net assets                                  4.89%*       4.84%      4.74%       5.23%       3.40%      2.61%

   Net Assets, end of period (000's Omitted)                $85,042    $107,694   $102,726    $123,171    $120,281   $134,574
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

  Dreyfus Institutional Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company issuing two classes of Beneficial Interest: the Money Market Series and the Government Securities Series. The Fund accounts separately for the assets, liabilities and operations of each series. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00 for each series.

  The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Money Market Series receives net earning credits based on available cash balances left on deposit. Under the terms of the custodian agreement, the Government Securities Series received net earnings credits of $5,041 during the period ended June 30, 1998 based on available cash balances on deposit. Income earned under this arrangement is included in interest.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated among them on a pro rata basis.

  (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (E) FEDERAL INCOME TAXES: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Money Market Series has an unused capital loss carryover of approximately $6,500 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1997. If not applied, the carryover expires in 2002.

  At June 30, 1998, the cost of investments of each series for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly.

  (B) Under the Shareholder Services Plan, each series reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 1998, the Money Market Series was charged $5,290 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended June 30, 1998, the Money Market Series and the Government Securities Series were charged $36,044 and $1,645, respectively, pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


[dreyfus lion "d" logo]                          (reg.tm)

[dreyfus logo]                                   (reg.tm)

DREYFUS    INSTITUTIONAL

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                          179/195SA986

Institutional

Money Market Fund

Semi-Annual

Report

June 30, 1998